Expense Example - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K6	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356